Schedule of Share-based Compensation, Stock Options, Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding beginning balance	8,704,289
Options granted	0
Options exercised	0
Options forfeited	(391,520)
Options outstanding ending balance	8,312,769
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	3,722,963
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,342,986
Weighted Average Exercise Price of Options Outstanding beginning balance	$ 5.61
Weighted Average Exercise Price of Options granted	$ 0
Weighted Average Exercise Price of Options Exercised	$ 0
Weighted Average Exercise Price of Options forfeited	$ 5.40
Weighted Average Exercise Price of Exercisable options ending balance	$ 5.62
Weighted Average Exercise Price of options expected to vest at December 31, 2011	$ 5.89
Expected to vest at December 31, 2012	$ 5.03